Cash and Due From Banks (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Due From Banks [Abstract]
Average balances carried in excess of the federally insured limit	$ 34,111,768	$ 37,802,827	$ 35,852,791